Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits

5. Deposits

			December 31, 2011
	Initial	Deposits	Costs	Remaining
	deposits	made	incurred	deposits
	$		$	$

RMT (i)	13,890,773	-	(13,801,186)	89,587
Gamesa (ii)	66,524,759	-	(66,524,759)	-
Southern California Edison (iii)	1,181,250	-	(1,181,250)	-
Other	715,707	735,749	(705,639)	745,817
	82,312,489	735,749	(82,212,834)	835,404
Less: Current	-	-	-	(89,587)
Deposits, non-current	82,312,489	735,749	(82,212,834)	745,817

			December 31, 2010
	Initial	Deposits	Costs	Remaining
	deposits	made	incurred	deposits
	$	$	$	$

RMT (i)	-	14,322,251	(431,478)	13,890,773
Gamesa (ii)	-	66,524,759	-	66,524,759
Southern California Edison (iii)	-	1,181,250	-	1,181,250
Other	-	715,707	-	715,707
	-	82,743,967	(431,478)	82,312,489

i. In the fourth quarter of 2010, the Company entered into two Engineering, Procurement and Construction Agreements (“EPC’s”) with RMT, Inc. (“RMT”) for a total of $53 million ($45 million for the Windstar project and $8 million for the Kingman project). Pursuant to these agreements, RMT will provide full design, engineering, procurement, construction, and testing for the Windstar and Kingman projects. This would include all engineering, materials, equipment, tools, labor and supervision required to complete those projects. RMT will also perform testing and quality control on all aspects of the project and supply all other designs, tools, equipment, supplies, parts, consumables and labor required to design and build a fully functioning project (Note 19(h)).

ii. In December 2010, the Company entered into two Turbine Supply Agreements (“TSA’s”) with Gamesa for 60 wind turbines for the Windstar project and 5 for the Kingman project for a total contract price of $167 million ($155 million for the Windstar project and $12 million for the Kingman project). Initial deposits of approximately $61.9 million for Windstar and $4.6 million for Kingman were made, both of which have been fully utilized as of December 31, 2011.

iii. The Company entered into a large generator interconnection agreement (“LGIA”) with SCE for the Windstar project. In accordance with this agreement, in 2010, the Company paid a security deposit of $875,000 that will cover costs incurred by SCE in connection with the LGIA, and $306,250 was also paid to cover potential tax liabilities arising from future activities related to the LGIA, both of which have been fully utilized as of December 31, 2011.